ESTIMATED OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
ESTIMATED OBLIGATIONS
Summary of estimated obligations

	12/31/2021	12/31/2020
Current
Vacation allowance	360,525	263,157
Shutdown processes	155,046	181,174
Payroll	193,170	191,780
Accrual rates on vacation benefits	193,940	142,359
Provision for 13th salary	11,116	31,497
Profit or income sharing	526,105	504,995
Charges on 13th salary	78,848	33,844
Social contribution	52,849	70,317
Other	31,348	35,025
	1,602,947	1,454,148
Non-current
Shutdown processes	63,024	214,283

Total	1,665,971	1,668,431